Forward Contract	12 Months Ended
Dec. 31, 2011
Forward Contract [Abstract]
Forward Contract
14.	FORWARD CONTRACT

In August 2010, the Company engaged a bank to convert $40,000 into 3,389,200,000 Japanese Yen and made a one-year fixed interest rate Japanese Yen deposit with the bank. Furthermore, the Company entered into a forward contract with the bank to convert the Japanese Yen deposit back into U.S. dollar upon the expiration of the one year term at a pre-determined exchange rate.

The forward contract was determined to be a derivative. The Company carries the forward contract at fair value in its balance sheet and the changes in the forward contract fair value during each period are recorded in the statement of operations. The Company carries the forward contract as either assets or liabilities at fair value.

The Company measures the fair value of the forward contract on a recurring basis based on a level 2 measure as set out in Note 18, i.e. the Company uses the market forward exchange rate to assess the fair value of the forward contract and recognizes the changes in fair value attributable to the difference between the market forward exchange rate and contractual exchange rate.

On August 18, 2011, pursuant to the forward contract with the bank, the Company converted the Japanese Yen deposit back into U.S. dollars upon the expiration of the one-year term. For the years ended December 31, 2010 and 2011, the Company recorded a loss of $2,465 and a gain of $2,465 in change in fair value of forward contract, respectively. The net gain or loss from the change in the fair value of the forward contract was zero. The arrangement resulted in a foreign exchange gain/(loss) of $1,504 and $(2,078) for the years ended December 31, 2010 and 2011, respectively, totaling a foreign exchange loss of $574. In relation to the arrangement, the Company also recorded interest income of $712 and $1,209 for the Japanese Yen bank deposit for the years ended December 31, 2010 and 2011, respectively, totaling an interest income of $1,921.